Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Sales	$ 38,946	$ 36,445
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	6,854	7,207
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	6,058	5,667
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Sales	5,502	5,349
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	4,719	4,294
BMW [Member]
Revenue from External Customer [Line Items]
Sales	4,231	3,786
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	4,025	3,758
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 7,557	$ 6,384